Major Vendor (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Major Vendor (Textual)
Purchases		$ 1,661,849		$ 1,661,849
One Major Vendor [Member]
Major Vendor (Textual)
Purchases				$ 1,650,000
One Major Vendor [Member] | Accounts Payable [Member]
Major Vendor (Textual)
Percentage of total purchases				10.00%